Schedule of Assets (Schedule of Assets (Held at End of Year IV)) (Details) - EPB 005 [Member]	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EIN	23-1702594
PN	005